Unaudited Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Product sales	€ 106,130	€ 74,421
Other revenues	5,684	175,481
REVENUES	111,814	249,902
Cost of goods and services	(74,810)	(202,726)
Research and development expenses	(42,220)	(75,385)
Marketing and distribution expenses	(33,919)	(13,089)
General and administrative expenses	(35,066)	(23,267)
Other income and expenses, net	17,020	7,472
OPERATING PROFIT/(LOSS)	(57,180)	(57,093)
Finance income	724	59
Finance expenses	(12,477)	(13,395)
Foreign exchange gain/(loss), net	(1,441)	(26,492)
Result from investments in associates	0	9
PROFIT/(LOSS) BEFORE INCOME TAX	(70,374)	(96,912)
Income tax benefit/(expense)	1,103	(2,163)
PROFIT/(LOSS) FOR THE PERIOD	€ (69,271)	€ (99,075)
Earnings/(Losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit (loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.50)	€ (0.92)
Diluted earnings (losses) per share for profit (loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.50)	€ (0.92)